S000016649 [Member] Investment Objectives and Goals - Western Asset Mortgage Total Return Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET MORTGAGE TOTAL RETURN FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks high current return.